INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY.

NOTE 3 – INVENTORY

Our finished goods inventory consisted of the following on June 30, 2022, and September 30, 2021:

	June 30,	September 30,
	2022	2021
Computers	$7,830	$6,881
Hasp keys	4,724	3,581
Loop player	—	212,586
Total inventory	$12,554	$223,048

NOTE 4 – INVENTORY

The Company’s finished goods inventory consisted of the following on September 30, 2021, and September 30, 2020:

	September 30,	September 30,
	2021	2020
Computers	$6,881	$13,522
Hasp keys	3,581	633
Loop player	212,586	24,920
Total inventory	$223,048	$39,075